UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  11/30/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2011 (Unaudited)

DWS Dreman International Value Fund
	Shares	Value ($)
Common Stocks 99.5%
Australia 2.0%
BHP Billiton Ltd. (ADR) (Cost $2,592,995)	30,694	2,307,268
Belgium 1.8%
Delhaize Group (ADR) (Cost $2,754,184)	34,559	2,040,709
Brazil 2.1%
Petroleo Brasileiro SA (ADR) (a) (Cost $3,128,533)	88,057	2,376,658
Canada 8.9%
Agrium, Inc.	25,593	1,791,254
Barrick Gold Corp. (a)	44,291	2,342,108
Minefinders Corp., Ltd.* (a)	134,980	1,618,411
Nexen, Inc.	115,995	1,922,037
Yamana Gold, Inc.	136,365	2,295,023

(Cost $10,373,847)		9,968,833
France 5.9%
Sanofi (ADR) (a)	67,377	2,358,869
Societe Generale (ADR)	357,410	1,747,735
Total SA (ADR)	47,626	2,464,169

(Cost $8,765,315)		6,570,773
Germany 9.4%
Allianz SE (ADR)	265,102	2,733,202
BASF SE (ADR)	35,473	2,582,789
Bayer AG (ADR) (a)	41,914	2,754,169
Siemens AG (ADR) (a)	24,462	2,480,691

(Cost $11,176,277)		10,550,851
Hong Kong 2.7%
China Mobile Ltd. (ADR) (a)	39,896	1,981,634
Seaspan Corp. (a) (b)	98,941	1,036,902

(Cost $3,278,341)		3,018,536
India 1.9%
Tata Motors Ltd. (ADR) (a) (Cost $2,858,880)	124,289	2,137,771
Ireland 1.9%
Covidien PLC (b) (Cost $2,347,148)	46,066	2,098,306
Israel 2.2%
Teva Pharmaceutical Industries Ltd. (ADR) (Cost $3,050,338)	61,635	2,441,362
Italy 2.3%
Eni SpA (ADR) (Cost $2,740,373)	59,837	2,540,081
Japan 5.6%
Nippon Telegraph & Telephone Corp. (ADR)	80,186	1,980,594
Nomura Holdings, Inc. (ADR)	575,612	1,899,520
Sumitomo Mitsui Financial Group, Inc. (ADR)	427,672	2,386,410

(Cost $7,687,089)		6,266,524
Korea 4.0%
KB Financial Group, Inc. (ADR) (a)	67,752	2,364,545
SK Telecom Co., Ltd. (ADR) (a)	146,056	2,160,168

(Cost $5,627,645)		4,524,713
Netherlands 4.4%
ING Groep NV (ADR)* (a)	338,631	2,648,094
Royal Dutch Shell PLC (ADR)	33,430	2,340,100

(Cost $5,832,363)		4,988,194
Norway 2.3%
Statoil ASA (ADR) (a) (Cost $2,495,251)	98,570	2,554,934
Russia 4.4%
Gazprom OAO (ADR) (a) (c)	222,256	2,555,944
LUKOIL (ADR) (a)	42,557	2,392,129

(Cost $5,738,361)		4,948,073
Spain 6.2%
Banco Bilbao Vizcaya Argentaria SA (ADR) (a)	294,584	2,483,343
Banco Santander SA (ADR) (a)	290,715	2,174,548
Telefonica SA (ADR)	120,239	2,254,482

(Cost $9,153,494)		6,912,373
Switzerland 6.1%
ABB Ltd. (ADR)*	121,883	2,312,121
Credit Suisse Group AG (ADR) (a)	94,105	2,278,282
UBS AG (Registered)* (a) (b)	176,771	2,204,334

(Cost $8,311,027)		6,794,737
United Kingdom 25.4%
AstraZeneca PLC (ADR) (a)	49,688	2,284,654
BAE Systems PLC (ADR)	121,754	2,077,123
Barclays PLC (ADR) (a)	228,887	2,666,534
BP PLC (ADR)	74,313	3,236,331
Carnival PLC (ADR)	70,098	2,410,670
Diageo PLC (ADR) (a)	27,627	2,365,147
Ensco PLC (ADR)	42,574	2,212,571
HSBC Holdings PLC (ADR)	55,742	2,182,299
Prudential PLC (ADR) (a)	116,476	2,307,390
Smith & Nephew PLC (ADR) (a)	49,776	2,277,252
Unilever PLC (ADR)	68,858	2,315,695
Vodafone Group PLC (ADR) (a)	79,835	2,167,520

(Cost $31,604,835)		28,503,186

Total Common Stocks (Cost $129,516,296)		111,543,882
Securities Lending Collateral 27.8%
Daily Assets Fund Institutional, 0.2% (d) (e) (Cost $31,180,319)	31,180,319	31,180,319
Cash Equivalents 0.3%
Central Cash Management Fund, 0.13% (d) (Cost $300,020)	300,020	300,020

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $160,996,635) †	127.6	143,024,221
Other Assets and Liabilities, Net	(27.6)	(30,914,746)

Net Assets	100.0	112,109,475

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $161,430,294.  At November 30, 2011, net unrealized depreciation for all securities based on tax cost was $18,406,073.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,873,370 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $20,279,443.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at November 30, 2011 amounted to $32,026,387, which is 28.6% of net assets.
(b)	Listed on the New York Stock Exchange.
(c)	Listed on the London Stock Exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
At November 30, 2011 the DWS Dreman International Value Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Financials	30,076,236	27.0%
Energy	24,594,954	22.0%
Health Care	14,214,612	12.7%
Materials	12,936,853	11.6%
Telecommunication Services	10,544,398	9.5%
Industrials	7,906,837	7.1%
Consumer Staples	6,721,551	6.0%
Consumer Discretionary	4,548,441	4.1%
Total	111,543,882	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$2,307,268	$—	$—	$2,307,268
Belgium	2,040,709	—	—	2,040,709
Brazil	2,376,658	—	—	2,376,658
Canada	9,968,833	—	—	9,968,833
France	6,570,773	—	—	6,570,773
Germany	10,550,851	—	—	10,550,851
Hong Kong	3,018,536	—	—	3,018,536
India	2,137,771	—	—	2,137,771
Ireland	2,098,306	—	—	2,098,306
Israel	2,441,362	—	—	2,441,362
Italy	2,540,081	—	—	2,540,081
Japan	6,266,524	—	—	6,266,524
Korea	4,524,713	—	—	4,524,713
Netherlands	4,988,194	—	—	4,988,194
Norway	2,554,934	—	—	2,554,934
Russia	2,392,129	2,555,944	—	4,948,073
Spain	6,912,373	—	—	6,912,373
Switzerland	6,794,737	—	—	6,794,737
United Kingdom	28,503,186	—	—	28,503,186
Short-Term Investments(f)	31,480,339	—	—	31,480,339
Total	$140,468,277	$2,555,944	$—	$143,024,221

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended November 30, 2011.
(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Dreman International Value Fund, a series of DWS International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	January 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 20, 2012